Fair Value Measurement - Assets and Liabilities Measured at Fair Value (Details) - Recurring Measurements - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets and liabilities that are measured at fair value on a recurring basis
Cash equivalents	$ 8,948	$ 1,007
Level 1
Assets and liabilities that are measured at fair value on a recurring basis
Cash equivalents	8,948	1,007
Level 2
Assets and liabilities that are measured at fair value on a recurring basis
Cash equivalents	0	0
Level 3
Assets and liabilities that are measured at fair value on a recurring basis
Cash equivalents	$ 0	$ 0